CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Allocation of net income, as adjusted	$ 794,950	$ 11,045,567
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	123,062	(6,953,336)
Change in fair value of PIPE derivative liability		(4,566,000)
Change in fair value of non-redemption agreement liability	(439,787)
Interest earned on marketable securities held in Trust Account	(3,090,086)	(3,087,315)
Changes in operating assets and liabilities:
Prepaid expenses	33,652	305,798
Due from Atlas Clear	(58,828)
Accounts payable and accrued expenses	628,164	1,634,174
Income taxes payable	189,038	536,853
CASH USED FOR OPERATING ACTIVITIES	(1,819,835)	(1,084,259)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	1,374,898	351,474
Investment of cash into Trust Account	(1,850,000)
Cash withdrawn from Trust Account in connection with redemption	152,810,179
CASH PROVIDED BY INVESTING ACTIVITIES	152,335,077	351,474
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		480,000
Repayment of advances from related party	(70,500)
Advances from related party	2,855,431	319,166
Redemption of Common Stock	(152,810,179)
CASH USED FOR FINANCING ACTIVITIES	(150,025,248)	799,166
NET INCREASE (DECREASE) IN CASH	489,994	66,381
CASH AT BEGINNING OF YEAR	129,560	63,179
CASH AT YEAR END	619,554	129,560
Supplementary cash flow information:
Cash paid for income taxes	537,000
Supplemental disclosure of non-cash investing and financing activities:
Initial Classification of non-redemption agreement liability	1,881,440
Cancellation of admin fees	120,000
Excise tax related to redemptions	1,528,101
Accretion of Common Stock subject to possible redemption	$ 4,008,446	$ 2,170,202